Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	39,831,972	39,831,972
Common stock, shares outstanding (in shares)	39,831,972	39,831,972
Series E Preferred Stock [Member]
Preferred stock, series E shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, series E shares, issued (in shares)	11,264	11,264
Preferred stock, series E shares, outstanding (in shares)	11,264	11,264
Series D Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)	100,000	100,000